OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ASSETS - THIRD PARTIES
Schedule of other assets

Other assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Prepayments for purchase of property, plant and equipment	1,162,351	2,541,329
Prepayment for warranty insurance premium	114,088	106,652
Deposit for rent and others	131,611	61,355
Prepayment of income tax attributable to intercompany transactions	15,474	14,142
Refund receivable of U.S. countervailing duties and anti-dumping duties	—	12,767
Less: Allowance for credit losses	(1,855)	(914)
Total	1,421,669	2,735,331

Summary of activity in allowance for credit losses related to deposits

The following table summarizes the activity in the allowance for credit losses related to deposits for the year ended December 31, 2021, 2022 and 2023(RMB in thousands):

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	849	3,064	1,855
Addition	2,215	—	—
Reversal	—	(1,209)	(941)
At end of year	3,064	1,855	914